Plant and equipment	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Property and Equipment, net	Property and Equipment, net
Property and equipment, net consisted of the following at December 31, 2023 and 2022 (in thousands):

	December 31, 2023	December 31, 2022
Equipment	$7,629	$7,595
Finance lease assets	7,974	9,283
Furniture and fixtures	173	173
Company vehicles	2,102	1,389
Leasehold improvements	1,401	1,401
Computers, software and related equipment	3,091	2,865
Construction in progress	292	346
Property and equipment, gross	22,662	23,052
Accumulated depreciation	(8,002)	(4,471)
Property and equipment, net	$14,660	$18,581
Depreciation expense during the years ended December 31, 2023 and 2022 totaled approximately $3.3 million and $2.1 million, respectively.
Property and Equipment, net
Property and equipment, net consisted of the following at June 30, 2024 and December 31, 2023 (in thousands):

	June 30, 2024	December 31, 2023
Equipment	$7,749	$7,629
Finance lease assets	7,784	7,974
Furniture and fixtures	173	173
Company vehicles	2,397	2,102
Leasehold improvements	1,401	1,401
Computers, software and related equipment	3,128	3,091
Construction in progress	292	292
Property and equipment, gross	22,924	22,662
Accumulated depreciation	(9,936)	(8,002)
Property and equipment, net	$12,988	$14,660
Depreciation expense during the three months ended June 30, 2024 and 2023, totaled $0.9 million and $0.4 million, respectively. Depreciation expense during the six months ended June 30, 2024 and 2023, totaled $1.8 million and $1.4 million, respectively.
ElectraMeccanica Vehicles Corp
Property, Plant and Equipment [Line Items]
Property and Equipment, net	Plant and equipment

	December 31, 2023	December 31, 2022
Furniture and equipment	$1,744,693	$2,117,901
Computer hardware and software	955,178	1,381,786
Vehicles	157,490	1,046,817
Leasehold improvements	11,654,292	12,862,333
Production tooling and molds	—	1,956,743
Total plant and equipment	14,511,653	19,365,580
Less: accumulated depreciation	(3,420,785)	(2,913,103)
Plant and equipment, net	$11,090,868	$16,452,477
During the years ended December 31, 2023 and 2022, depreciation expense of $2,072,363 and $4,938,545, respectively, was included in the general and administrative expenses.
During the years ended December 31, 2023 and 2022, $nil and $1,498,130, respectively, of production tooling was transferred to equipment upon completion of the asset.
During the year ended December 31, 2023, the Company terminated the lease for its Burnaby, British Columbia, Canada headquarters, and concurrently disposed of plant and equipment with the following net book values on the date of disposal: furniture and equipment of $153,482, leasehold improvements of $978,230, computer hardware of $42,599, and vehicles of $1,871. The loss on this disposal was $1,063,425, net of cash proceeds received of $112,757, and was recorded in other expense, net in the consolidated statements of operations and comprehensive loss.
During the years ended December 31, 2023 and 2022, impairment loss of $395,000 and $2,001,930, respectively, was recognized for vehicles assets based on the estimated amount that can be recovered from claiming the previously paid tariffs and disposing of the vehicles. In 2023, the reassessment of tariff claim recoveries led to additional impairments during the year.
During the years ended December 31, 2023 and 2022, impairment loss of $1,534,410 and $nil, respectively, was recognized for furniture and equipment and computer hardware and software based on the appraisal values. In 2023, after deciding to exit the Mesa facility and lacking any saleable product, the Company’s asset groups underwent reassessment for annual impairment testing.
At December 31, 2022, production tooling and molds with a cost of $8,112,133 and accumulated depreciation of $6,294,544 were written off to nil as these molding assets for the SOLO will no longer be used and these assets were not considered to have any alternate use.